Common shares - Stock compensation expense (Details) - Restricted Stock $ in Thousands	Dec. 31, 2023 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
For the year ending December 31, 2024	$ 35,730
For the year ending December 31, 2025	26,610
For the year ending December 31, 2026	13,252
For the year ending December 31, 2027	4,399
Total expected stock compensation expense	79,991
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
For the year ending December 31, 2024	34,275
For the year ending December 31, 2025	26,228
For the year ending December 31, 2026	13,252
For the year ending December 31, 2027	4,399
Total expected stock compensation expense	78,154
Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
For the year ending December 31, 2024	1,455
For the year ending December 31, 2025	382
For the year ending December 31, 2026	0
For the year ending December 31, 2027	0
Total expected stock compensation expense	$ 1,837